As filed with the Securities and Exchange Commission on August 21, 2017

Securities Act File No. 033-41694

Investment Company Act File No. 811-06352

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 214	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 225 (Check appropriate box or boxes)	☒

VOYA SERIES FUND, INC.

(Exact Name of Registrant Specified in Charter)

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr. Voya Investment Management 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Elizabeth J. Reza Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199-3600

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)	☐ on (date), pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date), pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐        This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value $0.001 per share.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 214 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 214 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 21st day of August, 2017.

VOYA SERIES FUND, INC.

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr. Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE
-----------------	----------	---------

---------------------------- Shaun P. Mathews*	President, Chief Executive Officer and Interested Director	August 21, 2017

---------------------------- Todd Modic*	Senior Vice President and Chief/Principal Financial Officer	August 21, 2017

---------------------------- Colleen D. Baldwin*	Director	August 21, 2017
---------------------------- John V. Boyer*	Director	August 21, 2017
---------------------------- Patricia W. Chadwick*	Director	August 21, 2017
---------------------------- Peter S. Drotch*	Director	August 21, 2017
---------------------------- Martin J. Gavin*	Director	August 21, 2017
---------------------------- Russell H. Jones*	Director	August 21, 2017
---------------------------- Patrick W. Kenny*	Director	August 21, 2017
---------------------------- Joseph E. Obermeyer*	Director	August 21, 2017

---------------------------------	Director	August 21, 2017
Sheryl K. Pressler*

---------------------------------	Director	August 21, 2017
Christopher P. Sullivan*

---------------------------------	Director	August 21, 2017
Roger B. Vincent*

*By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Attorney-in-fact **

**

Powers of attorney for Shaun Mathews, Todd Modic and each Director other than Messrs. Gavin and Sullivan, dated July 9, 2015 were filed as attachments to Post-Effective Amendment No. 190 to the Registrant’s Form N-1A Registration Statement on July 29, 2015 and are incorporated herein by reference. The Power of Attorney for Martin J. Gavin, dated August 1, 2015, was filed as an attachment to Post-Effective Amendment No. 193 to the Registrant’s Form N-1A Registration Statement on September 28, 2015 and is incorporated herein by reference. The Power of Attorney for Christopher P. Sullivan, dated October 1, 2015, was filed as an attachment to Post-Effective Amendment No. 194 to the Registrant’s N-1A Registration Statement on October 19, 2015 and incorporated herein by reference.

EXHIBIT INDEX

Voya Series Fund, Inc.

Exhibit Number	Exhibit Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase